Employee Benefits (Details) - Summary of employee benefits for defined contribution plan - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of employee benefits for defined contribution plan [Abstract]
Amount recognized as an expense for a defined contribution plan	₪ 223	₪ 232	₪ 228